Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Parenthetical) (Details)	Mar. 31, 2021	Mar. 31, 2020
Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	12.00%
Top of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	13.50%
Discount Rate, Measurement Input | Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	8.00%
Discount Rate, Measurement Input | Bottom of Range | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		8.00%
Discount Rate, Measurement Input | Top of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	14.50%
Discount Rate, Measurement Input | Top of Range | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		14.00%